Cover	Jul. 22, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 22, 2026
Entity Registrant Name	MARTIN MIDSTREAM PARTNERS L.P.
Entity Incorporation, State	DE
Entity File Number	000-50056
Entity Tax Identification Number	05-0527861
Entity Address, Address Line One	4200 B Stone Road
Entity Address, City or Town	Kilgore
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75662
City Area Code	903
Local Phone Number	983-6200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Units representing limited partnership interests
Trading Symbol(s)	MMLP
Name of each exchange on which registered	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001176334
Amendment Flag	false